COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.               COMMITMENTS AND CONTINGENCIES

The Company engages in commitments to originate loans in the ordinary course of business to meet customer financing needs.  Such commitments are generally made following the Company’s usual underwriting guidelines, represent off-balance sheet financial instruments and do not present more than a normal amount of risk.  The following table summarizes the notional amount of these commitments at September 30, 2013 and 2012.

	2013	2012
	(In thousands)

Commitments to originate residential first and second mortgage loans	$65,936	$121,096
Commitments to originate commercial mortgage loans	62,626	46,058
Commitments to originate non-mortgage loans	15,778	12,458
Unused lines of credit - residential	67,265	92,692
Unused lines of credit - commercial	148,411	102,311

The Company is a defendant in legal actions arising from normal business activities.  Management, after consultation with counsel, believes that the resolution of these actions will not have any material adverse effect on the Company’s consolidated financial statements.